       Ellsworth Convertible Growth and Income Fund

                       [logo]

               2001 Semi-Annual Report
                   March 31, 2001

Ellsworth Convertible Growth and Income Fund, Inc. operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Company considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                   Highlights

Performance thru 3/31/01 with dividends reinvested

                                             3 Months  1 Year    5 Years    10 Years
                                             --------  ------    -------   ---------
Ellsworth market value * ...................  6.06%     15.12%   102.24%   305.14%
Ellsworth net asset value + ................ (4.01)    (10.43)    71.49    230.30
Closed-end convertible fund average + ...... (1.78)    (13.34)    48.09    199.98
S&P 500 * .................................. (9.31)    (21.68)    94.04    284.18
Russell 2000 * ............................. (2.25)    (15.24)    45.99    163.45++
Lehman Aggregate Bond Total Return Index + .  3.04      12.53     43.43    115.56


Performance data represent past results and do not reflect future performance.

*  From Bloomberg L.P. pricing service.
+  From Lipper, Inc. Closed-End Fund Performance Analysis,
    dated March 31, 2001.
++ Simple appreciation of index.
-------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

              Net Asset Values    Market Prices (AMEX, symbol ECF)
Qtr. Ended  High    Low    Close      High    Low     Close
---------- ------  ------  ------    ------  ------   ------
Jun. 00    $12.02  $10.87  $11.86    $ 9.25   $8.38   $9.19
Sep. 00     12.36   11.06   11.82     10.38    9.06    9.88
Dec. 00     11.83    9.15    9.60      9.94    7.50    8.00
Mar. 01      9.90    8.92    9.13      9.00    8.13    8.40

--------------------------------------------------------------------------------

Dividend Distributions (12 Months)

Record    Payment             Capital
 Date      Date      Income    Gains    Total
--------  --------   ------   -------   ------
 5/16/00   5/30/00    0.100     ---      0.100
 8/16/00   8/30/00    0.100     ---      0.100
10/26/00  11/29/00    0.130   $1.315     1.445
 2/13/01   2/27/01    0.090     ---      0.090
                     ------   -------   ------
                     $0.420   $1.315    $1.735
                     ======   =======   ======

TO OUR SHAREHOLDERS

The U.S. economy continues to slow down. We believe that this slowdown is due in part to factors such as last year's restrictive monetary policy, rising oil and gas prices and an electric power generating system that is no longer adequate.

It is our belief that monetary policy can have a significant impact on the financial markets. It is likely that the expansionary monetary policy in 1999 (to combat the possibility of a Y2K problem) helped create the strong stock market of the last quarter of 1999 and the first quarter of 2000. Further, we contend that the restrictive monetary policy in the year 2000 has been an important factor in the decline of the stock market since the first quarter of 2000. The NASDAQ fell by over two-thirds and the S&P fell by roughly 30% from March 2000 through the first quarter of 2001.

Relief may be on the way. Starting in December 2000, the Federal Reserve Board changed its monetary policy from restrictive to expansionary. Historically, whenever such a change occurs the stock market responds, generally within six months, but sometimes taking longer. Usually the stock market moves up over 10% from the time of the change but does not necessarily extend to all stocks. The S&P 500 may rise in this period while the NASDAQ stagnates as new investments are made in what are perceived to be low risk stocks.

Further relief may be provided by a tax cut and appropriate energy conservation by users. The longer term fixes of increasing efficiency of energy users, building new generation plants, and finding and developing new sources of oil and gas are going to take time.

For shareholders who have access to the Internet, the Fund's website www.ellsworthfund.com contains press releases, dividend information and daily net asset values. The Closed-End Fund Association (www.cefa.com), of which the Fund is a member, is another source of information on many closed-end funds. Based upon data through April 30, 2001, Morningstar* has continued to rate Ellsworth's performance at four stars (above average) on the "Quicktake Report" on their website.** Shareholders who wish a copy of the most recent report on the Fund issued by Standard and Poor's should contact us.

At its April meeting the Board of Directors declared a dividend of ten cents per share. The dividend is payable May 30, 2001 to shareholders of record May 16, 2001.

/s/Thomas H. Dinsmore
Chairman of the Board

May 11, 2001

  * Morningstar is a mutual fund analysis and statistical reporting service that reports on and rates most mutual funds.
** Closed End Fund Association and Morningstar are solely responsible for the content of their sites.

See Important Factors Regarding Forward-Looking Statements on page 12 of this report.

Largest Investment Holdings by underlying common stock

Principal
 Amount                                                                    Value       % Total
or Shares                                                                 (Note 1)    Net Assets
----------                                                                ----------  ----------
3,750,000  AOL Time Warner, Inc........................................$  2,804,375   3.0%
            A global company delivering entertainment, news, and
            Internet brands across converging media platforms.
            (exchangeable in part from Merrill Lynch 0.25% due 2004)

2,250,000  Costco Wholesale Corp.......................................   2,112,188   2.3
            Operates wholesale membership warehouses in the United
            States, Taiwan, Canada, Korea, Japan, and the United
            Kingdom.

   40,800  Apache Corp.................................................   1,980,840   2.1
            Explores for and produces natural gas, crude oil and natural gas liquids.

2,150,000  American Express Company.....................................  1,935,000   2.1
            Through its subsidiaries, provides travel-related, financial advisory, & international banking services around the world.
            (exchangeable from Exch. Certificate 0.625% due 2005)

   25,000  ACE Limited..................................................  1,900,000   2.0
            The holding company for the ACE Group of Companies, a
            property and casualty insurance business.

   25,750  Calpine Corp.................................................  1,870,094   2.0
            Explores for and produces natural gas, crude oil and natural gas liquids.

2,000,000  The Walt Disney Corp.........................................  1,826,250   2.0
            A media company with operations in entertainment, theme
            parks and resorts, and consumer products.
            (exchangeable from Deutsche Bank Financial 1% due 2007)

   50,000  Fifth Third Bancorp..........................................  1,825,000   2.0
            A diversified financial services company that operates
            banking centers in various U.S. states. Its principal
            businesses include retail and commercial banking.
            (exchangeable from CNB Capital Trust I 6% SPuRS)

2,000,000  General Electric Corp........................................  1,767,500   1.9
            Develops and manufactures products for the utilization of
            electricity, offers financial services through GE Capital
            Services, Inc. and owns the National Broadcasting Co.
            (exchangeable from CS First Boston 2% due 2010 and
            Exch. Certificate 1.25% due 2004)
                                                                        -----------  ----------
           Total........................................................$18,021,247  19.4%


Major Industry Exposure
                              % Total
                             Net Assets
                             ----------
Energy.....................  12.58%
Entertainment..............  10.51
Telecommunications.........   8.97
Health Care & Drugs........   8.19
Technology.................   8.18
Banking....................   6.68
Financial & Insurance......   6.25
Cable......................   5.80
Utilities..................   4.48
Retail.....................   4.42
                             ----------
Total......................  76.06%



Major Portfolio Changes by underlying common stock
Three Months Ended March 31, 2001
                                                             Principal
                                                              Amount
                                                             or Shares
                                                             ---------
ADDITIONS
Affiliated Computer Services, Inc........................... 1,000,000
Cendant Corp................................................ 1,500,000
El Paso Corp................................................ 3,300,000
Exodus Comunications, Inc................................... 1,000,000
Fleming Companies, Inc...................................... 1,000,000
Hanover Compressor Co....................................... 2,000,000
Jones Apparel Group, Inc.................................... 3,000,000
The News Corporation Limited
 (exchangeable from News America, Inc.)..................... 1,000,000
Nextel Communications, Inc..................................    51,000
Sun Microsystems, Inc.
 (exchangeable from CS First Boston, Inc.).................. 1,000,000
Thermo Electron Corp........................................ 1,000,000
Viacom Inc. (exchangeable from Liberty Media Corp.)......... 1,000,000

REDUCTIONS
The Coastal Corp............................................    25,000
Cypress Semiconductor Corp.................................. 1,200,000
Diamond Offshore Drilling Inc............................... 1,000,000
Dollar General Corp.........................................    32,500
EchoStar Communication Corp................................. 1,000,000
Intel Corp.
(exchangeable from Exchangeable Certificates Corp.)......... 1,000,000
LSI Logic Corp.............................................. 1,250,000
MetLife, Inc. (exchangeable from MetLife Capital Trust).....    10,000
Nextel Communications, Inc..................................   500,000
QUALCOMM, Inc. (exchangeable from First Union National Bank) 1,000,000
Sci Systems, Inc............................................ 1,250,000


Statement of Assets and Liabilities (unaudited)
                                                                March 31, 2001
                                                                --------------

Assets:
        Investments at value (cost $95,357,581) (Note 1)....... $93,214,623
        Cash...................................................   1,021,864
        Receivable for securities sold.........................   1,129,396
        Dividends and interest receivable......................     549,152
        Prepaid Insurance......................................      15,988
        Deposits...............................................      15,701
                                                                -----------
        Total assets...........................................  95,946,724
                                                                -----------
Liabilities:
        Payable for securities purchased.......................   2,228,379
        Accrued management fee (Note 2)........................      61,169
        Accrued expenses.......................................      12,997
                                                                -----------
        Total liabilities......................................   2,302,545
                                                                -----------
Net Assets..................................................... $93,644,179
                                                                ===========
Net assets consist of:
        Undistributed net investment income....................   2,024,904
        Accumulated net realized loss from investment
          transactions.........................................     (44,031)
        Unrealized depreciation on investments.................  (2,142,958)
        Capital shares (Note 3)................................     102,560
        Additional paid-in capital.............................  93,703,704
                                                                -----------
Net Assets..................................................... $93,644,179
                                                                ===========
Net asset value per share ($93,644,179 / 10,255,959
  outstanding shares).......................................... $      9.13
                                                                ===========

Statement of Operations (unaudited)
For the Year Ended March 31, 2001
Investment Income (Note 1):
        Interest............................................... $ 2,839,725
        Dividends..............................................     678,476
                                                                -----------
        Total Income...........................................   3,518,201
                                                                -----------
Expenses (Note 2):
        Management fee.........................................     359,913
        Custodian..............................................      11,547
        Transfer agent.........................................      12,415
        Professional fees......................................      41,194
        Directors'fees.........................................      46,250
        Reports to shareholders................................      35,541
        Listing fee............................................      28,500
        Treasurer's office.....................................      12,500
        Other..................................................      40,738
                                                                -----------
        Total Expenses.........................................     588,598
                                                                -----------
Net Investment Income..........................................   2,929,603
                                                                -----------
Realized and Unrealized Gain on Investments:
        Net realized loss from investment transactions.........     (12,632)
        Net change in unrealized appreciation of investments... (12,558,598)
                                                                -----------
        Net loss on investments................................ (12,571,230)
                                                                -----------
        Net Decrease in Net Assets Resulting from Operations... $(9,641,627)
                                                                ===========

            See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                                Six Months Ended      Year Ended
                                                                 March 31, 2001*  September 30, 2000
                                                                ----------------  ------------------

Change in net assets from operations:
  Net investment income.......................................    $  2,929,603    $  3,909,385
  Net realized gain(loss) from investment transactions........         (12,632)     12,120,056
  Net change in unrealized appreciation of investments........     (12,558,598)      5,000,401
                                                                  ------------    ------------
   Net change in net assets resulting from operations.........      (9,641,627)     21,029,842
                                                                  ------------    ------------
Dividends to shareholders from:
  Net investment income.......................................      (2,123,397)     (3,181,095)
  Net realized gain on investments............................     (12,142,102)    (10,534,569)
                                                                  ------------    ------------
    Total dividends...........................................     (14,265,499)    (13,715,664)
                                                                  ------------    ------------
Capital share transactions (Note 3)
  Value of shares issued on reinvestment of distributions.....       8,371,070       7,092,766
  Cost of shares repurchased..................................          ---         (1,266,730)
                                                                  ------------    ------------
    Change in net assets resulting from capital share
     transactions.............................................       8,371,070       5,826,036
                                                                  ------------    ------------
Change in net assets..........................................     (15,536,056)     13,140,214

Net assets at beginning of period.............................     109,180,235      96,040,021
                                                                  ------------    ------------
Net assets at end of period (including undistributed net
 investment income of $2,024,904 and $1,218,486, respectively)    $ 93,644,179    $109,180,235
                                                                  ============    ============

Financial Highlights
Selected data for a share of common stock outstanding:

                                           Six Months
                                              Ended               Years Ended September 30,
Per Share Operating Performance:         March 31, 2001*  2000    1999    1998    1997    1996
                                         --------------- ------- ------- ------- ------- -------
Net asset value, beginning of period......     $11.82     $11.23  $11.18  $13.33  $11.80  $10.76
                                              -------    ------- ------- ------- ------- -------
Net investment income.....................        .29       0.42    0.33    0.35    0.40    0.43
Net realized and unrealized gain(loss)....      (1.44)      1.71    1.40   (0.65)   2.59    1.37
                                              -------    ------- ------- ------- ------- -------
  Total from investment operations........      (1.15)      2.13    1.73   (0.30)   2.99    1.80
Less Distributions:
Dividends from net investment income......      (0.22)     (0.35)  (0.32)  (0.37)  (0.40)  (0.47)
Distributions from realized gains.........      (1.32)     (1.23)  (1.36)  (1.48)  (1.06)  (0.29)
                                              -------     ------- ------- ------- ------- -------
  Total distributions.....................      (1.54)     (1.58)  (1.68)  (1.85)  (1.46)  (0.76)
Capital share repurchases.................       ---        0.04    ---     ---     ---     ---
                                              -------     ------- ------- ------- ------- -------
Net asset value, end of period............     $ 9.13      $11.82  $11.23  $11.18  $13.33  $11.80
                                              =======     ======= ======= ======= ======= =======
Market value, end of period...............     $ 8.40      $9.875  $9.375  $10.00  $11.25  $9.875
Net assets, end of period ($000's)........     93,644     109,180  96,040  87,438  94,822  78,395
Total Investment Return:
    Based on net asset value**............    (10.09)%     21.85%  16.42%  (2.39)% 27.77%  17.43%
    Based on market value+................       1.09%     25.72%  10.39%   5.21%  30.93%  17.13%
Ratios/Supplemental Data:
Ratio of expenses to average net assets...       1.2%++      1.2%     1.1%    1.1%    1.2%    1.2%
Ratio of net investment income to
  average net assets......................       6.0%++      3.8%     3.0%    3.0%    3.4%    3.9%
Portfolio turnover rate...................        40%         98%      67%     59%     71%     70%

* Unaudited.
**Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
+ Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
++Annualized.
                   See accompanying notes to financial statements.

Notes to Financial Statements

1.  Significant Accounting Policies
Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between reported bid and asked prices as of the close of regular trading. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. For certain securities, Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 5 cents per share for the six months ended
March 31, 2001.

(c)  Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

(d)  Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The market value of those securities was $11,808,684 at March 31, 2001, representing 12.6% of net assets.

2.  Management Fee and Other Transactions with Affiliates
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer, up to a maximum of $25,000 a year, are reimbursed by the Fund. Such reimbursements amounted to $12,500 for the six months ended March 31, 2001. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

4.  Portfolio Activity
At March 31, 2001 there were 10,255,959 shares of $.01 par value common stock outstanding, (20,000,000 shares authorized). During the six months ended March 31, 2001, 1,022,421 shares were issued in connection with reinvestment of dividends from net investment income and capital gains, resulting in an increase in paid-in capital of $8,371,070.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $37,474,484 and $38,699,689, respectively, for the six months ended March 31, 2001.

A distribution of $0.10 per share from net investment income was declared on April 20, 2001, payable May 30, 2001 to shareholders of record at the close of business May 16, 2001.

Portfolio of Investments March 31, 2001 (unaudited)

   Principal
    Amount                                                                                         Value
   or Shares                                                                                     (Note 1)
  ----------                                                                                    -----------
                 ADVERTISING - 2.9%
  $1,500,000     Interpublic Group Cos., Inc. 1.87% 2006 cv. sub. deb. 144A (Baa1)............. $ 1,288,125
   1,500,000     Young & Rubicam, Inc. 3% 2005 cv. sub. notes (Baa1)...........................   1,423,770
                                                                                                -----------
                                                                                                  2,711,895
                                                                                                -----------
                 AEROSPACE - 1.7%
   1,000,000     L-3 Communications Holdings, Inc. 5.25% 2009 cv. sub. notes 144A (B2).........   1,190,000
     700,000     SPACEHAB, Inc. 8% 2007 cv. sub. notes 144A (NR)...............................     448,000
                                                                                                -----------
                                                                                                  1,638,000
                                                                                                -----------
                 BANKING - 6.7%
      50,000 shs CNB Capital Trust I 6% SPuRS (Aa3)
                  (exch. for Fifth Third Bancorp common stock).................................   1,825,000
   1,000,000     Deutsche Bank Financial, Inc. 1.25% 2007 medium-term exch. notes (Aa3)
                  (exch. for CitiGroup, Inc. common stock).....................................   1,021,875
   1,000,000     JMH Finance, Ltd. 4.75% 2007 guaranteed bonds 144A (NR)
                  (exch. for J.P. Morgan Chase & Co. common stock).............................   1,025,625
      40,000 shs National Australia Bank Ltd. 7.875% exch. capital units (A1)..................   1,082,000
      25,000 shs Sovereign Capital Trust II 7.50% PIERS (B1)
                  (exch. for Sovereign Bancorp, Inc. common stock).............................   1,298,438
                                                                                                -----------
                                                                                                  6,252,938
                                                                                                -----------
                 CABLE - 5.8%
       2,500 shs Adelphia Communications Corp. 5.50%  cv. pfd. (Caa)...........................     315,938
     500,000     Adelphia Communications Corp. 6% 2006 cv. sub. notes (NR).....................     493,125
   2,000,000     Bell Atlantic Financial Services, Inc. 4.25% 2005 euro. cv. sub. deb. (A1)
                  (exch. for cash equiv. of Cable & Wireless Communications plc and NTL, Inc.
                   common stocks)..............................................................   2,005,000
     650,000     Comcast Corp. cv. sub. notes 0% 2020 (Baa3)...................................     531,375
      20,000 shs Cox Communications, Inc. 7% FELINE PRIDES * (Baa2)............................   1,190,000
     750,000     Cox Communications, Inc. 0.35% 2021 cv. sub. deb. (Baa2)......................     537,465
       1,090 shs UnitedGlobalCom common stock..................................................      16,625
      19,000 shs UnitedGlobalCom dep. shs. representing 7% series D sr. cum. cv. pfd. (Caa2)...     343,188
                                                                                                -----------
                                                                                                  5,432,716
                                                                                                -----------
                 CAPITAL GOODS - 3.9%
   1,050,000     Advanced Energy Industries, Inc. 5.25% 2006 cv. sub. notes (NR)...............     912,844
   1,500,000     CS First Boston, Inc. 2% 2010 sr. medium-term exch. notes 144A (A1)
                  (exch. for General Electric Corp. common stock)..............................   1,297,500
     500,000     Exchangeable Certificate Corp. 1.25% 2004 sr. medium-term exch. notes 144A
                  (AAA)(exch. for General Electric Corp. common stock).........................     470,000
   1,000,000     Hanover Compressor Co. 4.75% 2008 cv. notes (Ba3).............................     996,875
                                                                                                -----------
                                                                                                  3,677,219
                                                                                                -----------
                 DATA-PROCESSING SERVICES - 3.1%
     250,000     Bisys Group, Inc. 4% 2006 cv. sub. notes 144A (NR)............................     260,000
     500,000     NCO Group, Inc. 4.75% 2006 cv. sub. notes 144A (NR)...........................     515,313
   1,750,000     National Data Corp. 5% 2003 cv. sub. notes (B1)...............................   1,636,250
     875,000     Online Resources & Communications Corp. 8% 2005 cv. sub. notes 144A (NR)......     525,000
                                                                                                -----------
                                                                                                  2,936,563
                                                                                                -----------
                 DISTRIBUTION - 1.1%
   1,000,000     Fleming Companies, Inc. cv. sr. sub. notes 144A (B2)..........................   1,061,250
                                                                                                -----------

Portfolio of Investments March 31, 2001 (continued)

   Principal
    Amount                                                                                         Value
   or Shares                                                                                     (Note 1)
  ----------                                                                                    -----------
                 ENERGY - 12.6%
      40,800 shs Apache Corp. $2.015 dep. shs. representing ACES pfd. * (Baa2)................. $1,980,840
  $  500,000     Devon Energy Corp. 4.90% 2008 cv. sub. deb. (Baa1)
                  (conv. into Chevron Corp. common stock)......................................     498,125
   1,000,000     Devon Energy Corp. 4.95% 2008 cv. sub. deb. (Baa1)
                  (conv. into Chevron Corp. common stock)......................................     999,375
   3,300,000     El Paso Corp. 0% sr. cv. 144A (Baa2)..........................................   1,472,625
      30,000     Enron Corp. 7% 2002 exch. notes * (Baa1)
                  (conv. into EOG Resources, Inc. common stock)................................   1,099,500
   1,000,000     Exchangeable Certificate Corp. 2% 2005 medium-term exch. notes 144A
                  (AAA)(exch. for Exxon Mobil Corp. common stock)..............................     967,500
     750,000     Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Baa2)..............................     929,531
     500,000     Kerr-McGee Corp. 7.50% 2014 cv. sub. deb. (Baa2)..............................     497,500
      30,000     Kerr-McGee Corp. 5.50% 2004 DECS * (Baa1)
                  (exch. for Devon Energy Corp. common stock)..................................   1,591,875
   1,000,000     Loews Corp. 3.125% 2007 cv. sub. deb. (A2)
                  (conv. into Diamond Offshore Drilling, Inc. common stock)....................     911,250
       5,000     NRG Energy, Inc. 6.50% equity units * (Baa3)..................................     165,000
   1,000,000     Pride International, Inc. 0% 2021 cv. sr. notes (Ba3).........................     664,650
                                                                                                -----------
                                                                                                 11,777,771
                                                                                                -----------
                 ENTERTAINMENT - 10.5%
   1,750,000     AOL Time Warner, Inc. 0% 2019 cv. sub. deb. (B3)..............................     914,375
   1,500,000     Clear Channel Communications, Inc. 2.625% 2003 sr. cv. notes (Baa3)...........   1,586,250
   2,000,000     Deutsche Bank Financial, Inc. 1% 2007 sr. medium-term exch. notes (Aa3)
                  (exch. for cash value of The Walt Disney Corp. common stock).................   1,826,250
   1,000,000     Liberty Media Corp. 3.25% 2031 sr. exch. deb. 144A (Baa3)
                  (exch. for Viacom, Inc. class B common stock)................................     973,140
   2,000,000     Merrill Lynch & Co., Inc. 0.25% 2006 series B medium-term notes (Aa3)
                  (exch. for AOL Time Warner, Inc. common stock)...............................   1,890,000
   3,000,000     News America, Inc. 0% 2021 LYONs (Baa3)
                  (exch. for ADSs representing The News Corp. Limited common stock)............   1,423,125
       1,000 shs Radio One Inc. 6.50% HIGH TIDES 144A (Caa)....................................     985,000
         250 shs Radio One Inc. 6.50% HIGH TIDES (Caa).........................................     246,250
                                                                                                -----------
                                                                                                  9,844,390
                                                                                                -----------
                 ENVIRONMENTAL SERVICES - 0.3%
     250,000     Waste Connections, Inc. 5.50% 2006 cv. sub. deb. 144A (B1)....................     250,313
                                                                                                -----------
                 FINANCIAL & INSURANCE - 6.2%
      25,000 shs ACE Limited 8.25% FELINE PRIDES * (A2)........................................   1,900,000
   2,150,000     Exchangeable Certificate Corp. 0.625% 2005 medium-term exch. notes 144A
                  (AAA)(exch. for American Express Company common stock).......................   1,935,000
      15,000     MetLife Capital Trust I 8% equity security units * (A1)
                  (exch. for MetLife, Inc. common stock).......................................   1,417,500
     325,000     Penn Treaty American Corp. 6.25% 2003 cv. sub. notes 144A (BB-)...............     204,750
     625,000     Penn Treaty American Corp. 6.25% 2003 cv. sub. notes (BB-)....................     393,750
                                                                                                -----------
                                                                                                  5,851,000
                                                                                                -----------

Portfolio of Investments March 31, 2001 (continued)

   Principal
    Amount                                                                                         Value
   or Shares                                                                                     (Note 1)
  ----------                                                                                    -----------
                 HEALTH CARE & DRUGS - 8.2%
  $  815,000     Allergan 0% LYONs 144A (Baa1)................................................. $   507,331
   1,000,000     Amerisource Health Corp. 5% 2007 cv. sub. notes 144A (Ba3)....................   1,180,625
   1,500,000     Elan Finance Corp. 0% 2018 LYONs 144A (Baa3)
                  (exch. for ADRs representing Elan Corp., plc common stock)...................   1,188,750
     500,000     Ivax Corp. 5.50% 2007 cv. senior sub. notes 144A (NR).........................     550,313
     500,000     Ivax Corp. 5.50% 2007 cv. senior sub. notes (NR)..............................     550,313
   1,000,000     Merrill Lynch & Co., Inc. 2% 2005 medium-term notes (Aa3)
                  (exch. for Johnson & Johnson common stock)...................................     962,500
   1,125,000     Roche Holdings, Inc. 0% 2015 LYONs 144A (NR)
                  (exch. for Genentech, Inc. common stock).....................................     819,844
   1,000,000     Sepracor, Inc. 7% 2005 cv. notes 144A (CCC+)..................................     777,500
     250,000     Sepracor, Inc. 7% 2005 cv. notes (CCC+).......................................     194,375
   1,000,000     Sunrise Assisted Living, Inc. 5.50% 2002 cv. sub. notes (B2)..................     935,000
                                                                                                -----------
                                                                                                  7,666,551
                                                                                                -----------
                 INSTRUMENTS - 1.0%
   1,000,000     Thermo Electron Corp. 4.25% 2003 cv sub deb (Baa3)............................     965,000
                                                                                                -----------
                 MULTI-INDUSTRY - 2.7%
   1,500,000     Cendant Corp. 0% 2021 sr. cv. CODES (Baa1)....................................     952,500
   1,900,000     Lehman Brothers Holdings, Inc. 0% 2003 BASES notes (A2)
                  (based on the value of the performance of the 10 Uncommon Values Index)......   1,539,000
                                                                                                -----------
                                                                                                  2,491,500
                                                                                                -----------
                 RETAIL - 4.4%
   1,000,000     Costco Wholesale Corp. 0% 2017 cv. sub. notes 144A (A3).......................     938,750
   1,250,000     Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3)............................   1,173,438
      12,300 shs Estee Lauder Trust $5.40 TRACES II * (NR)
                  (conv. into Estee Lauder Companies, Inc. common stock).......................     872,531
   2,000,000     Jones Apparel Group, Inc. 0% 2002 cv. sr. notes (Baa2)........................   1,027,160
     200,000     Lowe's Companies, Inc. 0% 2021 LYONs (A3).....................................     129,625
                                                                                                -----------
                                                                                                  4,141,504
                                                                                                -----------
                 TECHNOLOGY - 8.2%
   1,000,000     Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes 144A (BB+).......   1,013,125
   1,250,000     Analog Devices, Inc. 4.75% 2005 cv. sub. notes 144A (BBB).....................   1,103,125
   1,500,000     CS First Boston, Inc. 1% 2006 medium-term exch. notes (A1)
                  (exch. for Microsoft Corp. common stock).....................................   1,282,500
      51,000     CS First Boston, Inc. 10% 2002 equity-linked notes 144A * (A1)
                  (exch. for Sun Microsystems, Inc. common stock)..............................     838,313
   1,100,000     Cypress Semiconductor Corp. 4% 2005 cv. sub. deb. (B1)........................     924,000
   1,000,000     Exodus Communications, Inc. 5.25% 2008 cv. sub. notes (Caa1)..................     678,125
   1,000,000     The Goldman Sachs Group, Inc. 0.25% 2007 medium-term notes (A1)
                  (exch. for EMC Corp. common stock)...........................................     789,610
   1,000,000     Hewlett-Packard Co. 0% 2017 LYONs 144A (Aa3)..................................     546,875
   1,150,000     Solectron Corp. 0% 2020 LYONs (Baa3)..........................................     481,563
                                                                                                -----------
                                                                                                  7,657,236
                                                                                                -----------

Portfolio of Investments March 31, 2001 (continued)

   Principal
    Amount                                                                                          Value
   or Shares                                                                                      (Note 1)
  ----------                                                                                     -----------
                 TELECOMMUNICATIONS - 9.0%
  $  700,000     American Tower Corp. 2.25% 2009 cv. sub. deb. (B3)............................  $   544,250
   4,000,000     Anixter International, Inc. 0% 2020 LYONs 144A (Ba3)..........................    1,017,500
   1,000,000     Bell Atlantic Financial Services, Inc. 5.75% 2003 cv. sub. deb. 144A (A1)
                  (exch. for cash equiv. Telecom Corp. of New Zealand common stock)............      998,125
     500,000     CIENA Corp. 3.75% 2008 cv. sr. notes (Ba3)....................................      384,688
   1,000,000     Corning, Inc. 0% 2015 cv. deb. (A2)...........................................      590,625
      15,000 shs Crown Castle International Corp. 6.25% 2012 cv. pfd. (Caa)....................      474,375
   1,000,000     Exchangeable Certificate Corp. 0.25% 2006 medium-term exch. notes 144A
                  (AAA)(exch. for specific telephone and cable common stocks **)...............      867,500
   1,000,000     Liberty Media Corp. 3.75% 2030 sr. exch. deb. 144A (Baa3)
                  (exch. for Sprint Corporation (PCS Group) common stock)......................      560,130
      25,000     MediaOne Group, Inc. 7% 2002 PIES * (A3)
                  (exch. for ADRs representing Vodafone AirTouch plc common stock).............      753,125
   1,000,000     Nextel Communications, Inc. 4.75% 2007 cv. sr. notes (B1).....................      900,000
   1,500,000     Tecnost International, N.V. 1% 2005 ADBs 144A (Baa2)
                  (exch. for ADRs representing Telecom Italia S.p.A. common stock).............    1,311,300
                                                                                                 -----------
                                                                                                   8,401,618
                                                                                                 -----------
                 TRANSPORTATION - 2.1%
      20,000 shs Continental Airlines Finance Trust II 6% cv. pfd. TIDES 144A (B2)
                  (exch. for Continental Airlines, Inc. common stock)..........................      915,000
   1,000,000     United Parcel Service, Inc. 1.75% 2007 cash-settled cv. sr. notes (AAA).......    1,037,500
                                                                                                 -----------
                                                                                                   1,952,500
                                                                                                 -----------
                 UTILITIES - 4.5%
      16,000 shs AES Trust VII $3 trust cv. pfd. securities 144A (Ba3)
                  (conv. into AES Corp. common stock)..........................................    1,016,000
      17,500 shs Calpine Capital Trust III 5% HIGH TIDES 144A (Ba2)
                  (exch. for Calpine Corp. common stock).......................................    1,270,938
       8,250 shs Calpine Capital Trust III 5% HIGH TIDES (Ba2)
                  (exch. for Calpine Corp. common stock).......................................      599,156
   1,000,000     International Power (Cayman) Limited 2% 2005 sr. cv. notes 144A (Ba3)
                  (exch. for ADSs representing International Power plc common stock)...........    1,076,250
     250,000     Ogden Corp. 6% 2002 cv. sub. deb. (Baa3)
                  (conv. into Covanta Energy Corp. common stock)...............................      233,750
                                                                                                 -----------
                                                                                                   4,196,094
                                                                                                 -----------
                 U.S. TREASURY NOTES - 0.0%
      11,000     6.50% 3/31/02 +...............................................................       11,241
                                                                                                 -----------

                 CORPORATE SHORT-TERM NOTES - 4.6%
   4,300,000     American Express Credit Corp. (P1)
                 (4.97% and 5.07% maturing 4/2/01).............................................    4,297,324
                                                                                                 -----------

                 Total Convertible Bonds and Notes - 77.5%.....................................   72,586,020
                 Total Convertible Preferred Stocks - 17.4%....................................   16,314,654
                 Total Common Stocks - 0.0%....................................................       16,625
                 Total Corporate Short-Term Notes - 4.6%.......................................    4,297,324
                                                                                                 -----------
                 Total Investments - 99.5%.....................................................   93,214,623
                                                                                                 -----------
                 Other assets and liabilities, net - 0.5%......................................      429,556
                 Total Net Assets - 100.0%.....................................................  $93,644,179
                                                                                                 ===========

Portfolio of Investments March 31, 2001 (continued)

*   See Note 1(e)
**  Ticker symbols: CSCO, CMCSK, TWX, IBM, LMGa and WCOM
+   Collateral for a letter of credit
ACES         Automatically Convertible Equity Securities.
ADBs         American Depositary Bonds.
ADRs         American Depositary Receipts.
ADSs         American Depositary Shares.
BASES        Basket Adjusting Structured Equity Securities.
CODES        Contingent Debt Securities.
DECS         Debt Exchangeable for Common Stock.
FELINE       Family of Equity-Linked Income Securities.
HIGH TIDES   Remarketable Term Income Deferrable Equity Securities.
LYONs        Liquid Yield Option Notes.
PIERS        Preferred Income Equity Redeemable Securities.
PIES         Premium Income Exchangeable Securities.
PRIDES       Preferred Redeemable Increased Dividend Equity Securities.
SPuRS        Shared Preference Redeemable Securities.
TIDES        Term Income Deferrable Equity Securities.
TRACES       Trust Automatic Common Exchange Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies.

The cost of investments for federal income tax purposes is $95,357,581 resulting in gross unrealized appreciation and depreciation of $6,195,462 and $8,338,420, respectively, or net unrealized depreciation of $2,142,958 on a tax cost basis.

See accompanying notes to financial statements.

Miscellaneous Notes

Results of the 2001 Annual Shareholders Meeting
The results of the shareholder vote at the Annual Meeting of Shareholders held on January 12, 2001, were:

1. All directors nominated by management were elected for terms expiring in 2004.

                     Shares Voted for             Shares withheld
                     ----------------             ---------------
Gordon F. Ahalt          8,065,440                    616,864
Elizabeth C. Bogan       8,105,997                    576,307
Nicolas W. Platt         8,079,134                    603,170

2. The proposed Investment Advisory Agreement with Davis-Dinsmore Management Company was approved with 7,733,609 shares voted for, 836,057 shares voted against and 112,638 shares abstaining.

3. The selection of PricewaterhouseCoopers LLP as independent accountants was ratified with 8,267,656 shares voted for, 62,980 shares voted against and 351,668shares abstaining.

4. The proposal to amend the Articles of Incorporation that would give shareholders the right to tender their shares during the current fiscal year did not pass, as 1,487,244 shares voted for, 3,050,682 shares voted against, 378,917 shares abstaining and 3,765,461 shares were broker non-votes.
------------------------------------------------------------------------------
Important Factors Regarding Forward-Looking Statements

Information contained within the letter to Shareholders constitutes forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Statements which reflect the intent, belief or expectations of the Company and its management regarding the anticipated effect of events, circumstances and trends should be considered forward-looking statements. These forward-looking statements are not guarantees of future performance and there are a number of meaningful factors which could cause the Company's results to vary materially from those indicated by any such statements. Factors which could cause actual results to differ from expectations include, among others, changes to the Federal Reserve Board's monetary policy, increases in energy consumption or a failure to develop new sources of energy, a decline in productivity, an increase in inflation, stable or increasing interest rates, or tax rates, changes to foreign and domestic markets in general or changes to the market for convertible securities.
------------------------------------------------------------------------------
Ellsworth is a member of the Closed-End Fund Association (CEFA). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.
------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of Ellsworth Convertible Growth and Income Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

Board of Directors
GORDON F. AHALT            Petroleum Consultant
WILLIAM A. BENTON          Retired Stock Exchange Specialist
ELIZABETH C. BOGAN         Senior Lecturer in Economics at Princeton University
THOMAS H. DINSMORE, C.F.A. Chairman of the Board of Ellsworth
DONALD M. HALSTED, JR.     Investor
GEORGE R. LIEBERMAN        Retired Advertising Executive
DUNCAN O. MCKEE            Retired Attorney
JANE D. O'KEEFFE           President of Ellsworth
NICOLAS W. PLATT           Public Relations Executive

Officers
THOMAS H. DINSMORE         Chairman of the Board
JANE D. O'KEEFFE           President
SIGMUND LEVINE             Senior Vice President and Secretary
H. TUCKER LAKE             Vice President, Trading
GERMAINE M. ORTIZ          Vice President
GARY I. LEVINE             Treasurer and Assistant Secretary
MERCEDES A. PIERRE         Assistant Treasurer
------------------------------------------------------------------------------
Internet
http://www.ellsworthfund.com
email: info@bcvecf.com

Investment Adviser
Davis-Dinsmore Management Company
65 Madison Avenue, Morristown, NJ 07960-7308
(973) 631-1177

The Bank of New York
Shareholder Relations Department-11E
P.O. Box 11258, Church Street Station
New York, NY 10286-1258
(800)432-8224
http://stkxfer.bankofny.com

Common Stock Listing
American Stock Exchange Symbol: ECF

Ellsworth Convertible Growth and Income Fund, Inc.
65 MADISON AVENUE
MORRISTOWN, NEW JERSEY 07960
www.ellsworthfund.com

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